Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	R 5,621.0	R 4,038.8	R 3,733.9
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	3,928.6	2,687.7	2,492.4	R 2,012.9
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	1,001.1	954.1	978.0	0.0
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	691.1	396.9	239.3	R 198.4
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	R 0.2	R 0.1	R 24.2